Form N-1A Cover	Dec. 12, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	VegaShares ETF Trust
Entity Central Index Key	0002068712
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 12, 2025
Prospectus Date	Dec. 12, 2025